Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE
TOTAL REVENUE	$ 560,692	$ 410,280	$ 893,272	$ 886,403	$ 1,484,235	$ 3,640,796
COST OF REVENUE	427,457	83,550	645,008	560,073	991,558	2,624,461
GROSS PROFIT	133,235	326,730	248,264	326,330	492,677	1,016,335
OPERATING EXPENSES
General & Administrative	775,657	450,050	1,343,306	853,660	1,721,420	1,780,493
Total Operating Expenses	775,657	450,050	1,343,306	853,660	1,721,420	1,780,493
LOSS FROM OPERATIONS	(642,422)	(123,319)	(1,095,041)	(527,330)	(1,228,743)	(764,158)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)	(68)	9,362	(68)	7,776	24,282
Interest Income	97	196	135	196	914	411
Interest Expense	(45,191)	(33,676)	(227,323)	(66,008)	(398,756)	(383,299)
Total Other Income (Expense)	(45,162)	(24,118)	(227,256)	(58,036)	(373,560)	(382,888)
LOSS BEFORE INCOME TAXES	(687,584)	(147,438)	(1,322,297)	(585,366)	(1,602,303)	(1,147,046)
BENEFIT (PROVISION) FOR INCOME TAXES						(7,762)
NET LOSS	$ (687,584)	$ (147,438)	$ (1,322,297)	$ (585,366)	$ (1,602,303)	$ (1,154,808)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)
WEIGHTED AVERAGE SHARES	67,337,258	51,401,395	57,575,709	51,401,395	51,718,895	50,693,726
Equipment Sales [Member]
REVENUE
TOTAL REVENUE	$ 475,000	$ 350,838	$ 779,105	$ 780,508	$ 1,151,027	$ 3,429,777
Service Revenue [Member]
REVENUE
TOTAL REVENUE	84,682	56,333	112,980	100,351	325,680	207,889
Other Revenue [Member]
REVENUE
TOTAL REVENUE	$ 1,011	$ 3,109	$ 1,188	$ 5,544	$ 7,528	$ 3,130